Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Allowance for Doubtful Accounts [Abstract]
Beginning balance	$ 1,880,343	$ 836,974
Additions/(reversal)	(912,445)	1,083,581
Exchange rate effect	24,282	(40,212)
Ending balance	$ 992,180	$ 1,880,343